Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 7 — GOODWILL AND INTANGIBLE ASSETS

Goodwill

The carrying amount, including changes therein, of goodwill by reporting segment was as follows:

(in thousands)	Production & Automation Technologies	Drilling Technologies	Total
December 31, 2017	$808,952	$101,136	$910,088
Purchase price adjustment *	(53)	—	(53)
Foreign currency translation	(3,269)	—	(3,269)

September 30, 2018	$805,630	$101,136	$906,766

*	Purchase price adjustment related to our 2017 acquisition of PCP Oil Tools S.A. and Ener Tools S.A.

Intangible Assets

The components of our definite- and indefinite-lived intangible assets were as follows:

	September 30, 2018			December 31, 2017
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Customer intangibles	$569,832	$309,355	$260,477	$572,415	$276,655	$295,760
Trademarks	36,307	20,648	15,659	36,312	17,821	18,491
Patents	38,514	22,959	15,555	38,679	20,449	18,230
Unpatented technologies	9,700	9,700	—	9,700	9,700	—
Drawings and manuals	3,047	2,163	884	3,067	2,109	958
Other	5,346	4,124	1,222	5,382	3,911	1,471

	662,746	368,949	293,797	665,555	330,645	334,910
Indefinite-lived intangible assets:
Trademarks	3,600	—	3,600	3,600	—	3,600

Total	$666,346	$368,949	$297,397	$669,155	$330,645	$338,510

7. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying value of goodwill by operating segment were as follows:

	Production & Automation Technologies	Drilling Technologies	Total
Balance at December 31, 2015	$800,792	$101,136	$901,928
Foreign currency translation	651	—	651

Balance at December 31, 2016	801,443	101,136	902,579
Acquisitions	5,053	—	5,053
Foreign currency translation	2,456	—	2,456

Balance at December 31, 2017	$808,952	$101,136	$910,088

Annual impairment testing

Historically, the Company was part of the Dover Energy operating segment. The Company performed its annual goodwill impairment test for its two historical reporting units (i) Drilling and Production, excluding a business component that will be retained by Dover (“D&P”) and (ii) Dover Energy Automation (“DEA”), and found no impairment. For both reporting units, based upon the annual goodwill analyses performed by the Company as of October 1, 2017 and 2016, the fair values exceeded the carrying values, and no impairment was required. Beginning in the fourth quarter of 2017, the Company also performed its annual goodwill impairment testing based upon the new segment structure discussed in Note 16 — Segment Information. The Company performed goodwill impairment testing on its two new reporting units as of October 1, 2017: (i) Production & Automation Technologies (“P&AT”) and (ii) Drilling Technologies (“DT”). For both reporting units, the fair values were substantially in excess of carrying values and no impairment was required.

The annual impairment test is performed using a discounted cash flow analysis as discussed in Note 2 — Summary of Significant Accounting Policies. The Company performed a quantitative goodwill impairment test for each of its reporting units, concluding that the fair values were in excess of their carrying values. As previously noted, the fair values of each of the Company’s reporting units were determined using a discounted cash flow analysis which included management’s assumptions as to future cash flows and long-term growth rates as of the date of the impairment test. The discount rates used in these analyses were based on a capital asset pricing model and published relevant industry rates. The Company used discount rates related to that historical period commensurate with the risks and uncertainties inherent to each reporting unit and in management’s internally developed forecasts. Discount rates used in the Company’s 2017 and 2016 valuations were 10.0% and 10.5%, respectively.

As of October 1, 2017, the goodwill balances for the D&P and DEA reporting units were $733,641 and $172,480, respectively. The D&P and DEA reporting units had fair values in excess of their carrying values of 90% and 233%, respectively. Under the new segment structure, as of October 1, 2017, the goodwill balances for the P&AT and DT reporting units were $804,985 and $101,136, respectively. The P&AT and DT reporting units had fair values in excess of their carrying values of 69% and 464%, respectively.

While the Company believes the assumptions used in the 2017 and 2016 impairment analyses are reasonable and representative of expected results, if market conditions worsen over an extended period of time, an impairment of goodwill or assets may occur. The Company will continue to monitor the long-term outlook and forecasts, including estimated future cash flows, for these businesses and the impact on the carrying value of goodwill and assets.

Intangible Assets

The following table provides the gross carrying value and accumulated amortization for each major class of intangible assets:

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets:
Customer Intangibles	$572,415	$276,655	$295,760	$566,602	$229,902	$336,700
Trademarks	36,312	17,821	18,491	36,296	14,013	22,283
Patents	38,679	20,449	18,230	38,106	16,662	21,444
Unpatented Technologies	9,700	9,700	—	9,700	9,700	—
Drawings & Manuals	3,067	2,109	958	3,001	1,942	1,059
Other	5,382	3,911	1,471	5,270	3,539	1,731

Total amortized intangibles	665,555	330,645	334,910	658,975	275,758	383,217
Unamortized intangible assets:
Trademarks	3,600	—	3,600	3,600	—	3,600

Total intangible assets	$669,155	$330,645	$338,510	$662,575	$275,758	$386,817

The Company recorded $4,538 of acquired intangible assets in 2017. See Note 4 — Acquisitions.

Total amortization related to the Company’s intangible assets was $53,701, $55,987 and $59,161 for the years ended December 31, 2017, 2016 and 2015, respectively. Estimated future amortization expense related to intangible assets held at December 31, 2017 is as follows:

Estimated Amortization
2018	$52,357
2019	51,509
2020	50,059
2021	49,231
2022	47,683